STOCK PURCHASE WARRANTS (Details Narrative 1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of common stock warrants issued to non-employees for services			320,000
Professional fees			$ 1,153,475	$ 682,899
Risk free rate minimum				2.69%
Risk free rate maximum				3.90%
Expected volatility rate	61.67%	77.70%	77.70%
Expected volatility rate maximum				117.00%
WarrantMember
Professional fees			$ 134,000
Risk free rate minimum				2.69%
Risk free rate maximum				3.90%
Expected volatility rate	62.20%		7.77%
Expected volatility rate minimum				7.26%
Expected volatility rate maximum				117.00%